Development costs (Tables)	12 Months Ended
Jun. 30, 2025
Development Costs [Abstract]
Summary of development costs

Cost	$
Balance at July 1, 2023	12,051
Additions	6,782
Cost fully amortized	(309)
Investment tax credits	(822)
Balance at June 30, 2024	17,702
Additions	6,448
Investment tax credits	(174)
Balance at June 30, 2025	23,976

Accumulated amortization
Balance at July 1, 2023	(5,482)
Amortization	(4,480)
Cost fully amortized	70
Balance at June 30, 2024	(9,892)
Amortization	(5,646)
Balance at June 30, 2025	(15,538)

	June 30,	June 30,
	2025	2024
	$	$
Net capitalized development costs	8,438	7,810